Schedule of Debt Maturity (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Debt Disclosure [Abstract]
within one year	$ 48.4
later than one year and not later than two years	48.4	492.5
later than two years and not later than three years	95.7
Total Debt maturity amount	$ 192.5	$ 492.5